Pension Plans and Similar Obligations - Actuarial Assumptions (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Foreign Post Employment Plans
Pension Plans and Similar Obligations
Discount rate	5.30%	5.30%	5.50%
Domestic Plans [member]
Pension Plans and Similar Obligations
Discount rate	3.40%	3.50%	4.20%
Foreign Plans [member]
Pension Plans and Similar Obligations
Discount rate	1.50%	2.00%	2.60%